OPERATIONS IN TURKMENISTAN (Details) (USD $)	12 Months Ended								0 Months Ended	1 Months Ended	61 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Turkmenistan	Dec. 31, 2010 BCTI	Dec. 31, 2010 BCTI Turkmenistan	Dec. 31, 2010 BCTI Property, plant and equipment Turkmenistan	Dec. 31, 2010 BCTI Software and other intangible assets Turkmenistan	Nov. 30, 2005 BCTI License suspension and termination of interconnect agreements	Dec. 31, 2010 BCTI License suspension and termination of interconnect agreements	Dec. 31, 2010 BCTI License suspension and termination of interconnect agreements	Jul. 25, 2012 MTS-Turkmenistan Trilateral agreement	Dec. 31, 2012 MTS-Turkmenistan Agreement
Operations in Turkmenistan
Period of license suspension										1 month		5 years
Period of agreement									5 years
Percentage of net profit shared with the Ministry of Communications of Turkmenistan											20.00%
Impairment of long-lived assets					$ 119,600,000		$ 107,469,000
Impairment loss of long-lived assets
Property, plant and equipment and intangibles					119,600,000		107,469,000
Impairment of intangible assets								12,111,000
Total impairment loss relating to goodwill and long-lived assets	627,416,000	19,015,000	127,875,000		119,600,000	119,580,000
Current assets written off				$ 18,200,000
Period for which agreement may be extended													5 years
Percentage of net profit payable to the TurkmenTelecom													30.00%
Term of license													3 years